Investments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investments
17.	INVESTMENTS

	UNITED STATES DOLLAR
	2017	2016
Listed
Cost	143.0	62.9
Less: Accumulated impairments	(45.5)	(45.0)
Net unrealised loss on revaluation	(8.1)	(7.4)
Translation adjustment	9.6	—

Carrying value	99.0	10.5

Market value	99.0	10.5

Unlisted
Carrying value at cost	0.1	3.3

Derivative instruments
Warrants[2]	5.5	5.9

Total investments[1]	104.6	19.7

1	All listed investments are classified as available for sale. Refer note 42 for details of major investments.
2	Consists of 10.0 million common share purchase warrants of Maverix. Refer note 15.1 for further details.